AB Municipal Income Fund II

AB Massachusetts Portfolio

Portfolio of Investments

August 31, 2020 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 94.2%
Long-Term Municipal Bonds – 94.2%
Massachusetts – 77.1%
Commonwealth of Massachusetts Series 2015A 5.00%, 07/01/2035(a)	$10,000	$11,992,800
Series 2018A 5.00%, 01/01/2042	5,000	6,203,550
Commonwealth of Massachusetts Transportation Fund Revenue 5.00%, 06/01/2049	2,500	3,161,900
Marthas Vineyard Land Bank BAM Series 2014 5.00%, 05/01/2031	1,000	1,155,710
Massachusetts Development Finance Agency Series 2011A 5.00%, 06/01/2028 (Pre-refunded/ETM)	1,650	1,706,942
Massachusetts Development Finance Agency (Atrius Health Obligated Group) Series 2019A 5.00%, 06/01/2039	1,400	1,665,230
Massachusetts Development Finance Agency (Baystate Medical Obligated Group) Series 2014N 5.00%, 07/01/2044	7,000	7,739,060
Massachusetts Development Finance Agency (Berkshire Health Systems, Inc. Obligated Group) Series 2012G 5.00%, 10/01/2030-10/01/2031	3,970	4,103,592
Massachusetts Development Finance Agency (Beth Israel Lahey Health Obligated Group) Series 2018J 5.00%, 07/01/2053	5,000	5,943,050
Massachusetts Development Finance Agency (Boston Medical Center Corp. Obligated Group) Series 2015D 5.00%, 07/01/2044	3,755	4,147,961
Massachusetts Development Finance Agency (Brandeis University) Series 2019S 5.00%, 10/01/2035-10/01/2039	4,915	6,097,035
Massachusetts Development Finance Agency (Children’s Hospital Corp. Obligated Group (The)) Series 2014P 5.00%, 10/01/2034	1,055	1,197,320
Massachusetts Development Finance Agency (Emerson College) Series 2016A 5.00%, 01/01/2034-01/01/2036	2,435	2,770,341
5.25%, 01/01/2042	1,000	1,134,510
Massachusetts Development Finance Agency (Emmanuel College/MA) Series 2016A 5.00%, 10/01/2031-10/01/2034	4,100	4,669,635
Massachusetts Development Finance Agency (Franklin W Olin College of Engineering, Inc.) Series 2013E 5.00%, 11/01/2038	5,000	5,495,450

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Lawrence General Hospital Obligated Group) Series 2017 5.00%, 07/01/2037	$1,150	$1,054,527
Massachusetts Development Finance Agency (Lesley University) Series 2016 5.00%, 07/01/2039	2,055	2,329,589
Massachusetts Development Finance Agency (MCPHS University) Series 2013F 4.00%, 07/01/2032	1,000	1,068,570
Massachusetts Development Finance Agency (Merrimack College) Series 2012A 5.00%, 07/01/2027-07/01/2032	3,980	4,102,283
5.25%, 07/01/2042	1,330	1,360,643
Massachusetts Development Finance Agency (NewBridge on the Charles, Inc.) Series 2017 5.00%, 10/01/2047(b)	2,000	2,136,620
Massachusetts Development Finance Agency (President & Fellows of Harvard College) Series 2016A 5.00%, 07/15/2036-07/15/2040	6,100	9,232,115
Massachusetts Development Finance Agency (Simmons University) Series 2018L 5.00%, 10/01/2034-10/01/2035	3,980	4,698,415
Series 2020M 4.00%, 10/01/2050	2,500	2,653,150
Massachusetts Development Finance Agency (South Shore Hospital, Inc.) Series 2016I 4.00%, 07/01/2036	2,000	2,101,340
5.00%, 07/01/2041	2,500	2,808,250
Massachusetts Development Finance Agency (Suffolk University) Series 2017 5.00%, 07/01/2033	1,250	1,444,175
Series 2020A 4.00%, 07/01/2045	1,400	1,476,048
Massachusetts Development Finance Agency (Trustees of Boston College) Series 2017T 5.00%, 07/01/2037	1,000	1,224,910
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2036	1,500	1,714,095
Massachusetts Development Finance Agency (Wellforce Obligated Group) AGM Series 2019A 5.00%, 07/01/2038-07/01/2044	4,000	4,622,630
Massachusetts Development Finance Agency (Woods Hole Oceanographic Institution State Lease) Series 2018 5.00%, 06/01/2048	3,000	3,662,730

	Principal Amount (000)	U.S. $ Value

Massachusetts Port Authority Series 2010B 5.00%, 07/01/2034	$1,440	$1,444,694
Series 2012B 5.00%, 07/01/2032 (Pre-refunded/ETM)	1,430	1,552,594
Series 2019A 5.00%, 07/01/2032	4,685	5,945,218
Series 2019C 5.00%, 07/01/2049	1,000	1,211,310
Massachusetts School Building Authority Series 2011B 5.00%, 10/15/2032 (Pre-refunded/ETM)	3,720	3,919,987
Series 2015B 5.00%, 01/15/2030 (Pre-refunded/ETM)	3,770	4,533,123
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax) Series 2013A 5.00%, 05/15/2032 (Pre-refunded/ETM)	2,500	2,821,850
Massachusetts Water Resources Authority Series 2011B 5.00%, 08/01/2029 (Pre-refunded/ETM)	2,000	2,087,800
Series 2016C 5.00%, 08/01/2033	5,500	6,832,925
Metropolitan Boston Transit Parking Corp. Series 2011 5.00%, 07/01/2027	6,000	6,214,920
University of Massachusetts Building Authority Series 20141 5.00%, 11/01/2044 (Pre-refunded/ETM)	1,620	1,936,305
5.00%, 11/01/2044	380	432,600
University of Massachusetts Building Authority (University of Massachusetts) Series 20173 5.00%, 11/01/2034	2,500	3,117,500

		158,925,002

Alabama – 0.2%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 5.25%, 05/01/2044(b)	415	460,662

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) 7.125%, 09/01/2038(b)	395	497,309

Arizona – 2.5%
Arizona Sports & Tourism Authority Series 2012A 5.00%, 07/01/2029	4,065	4,298,087
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	660	901,369

		5,199,456

	Principal Amount (000)	U.S. $ Value

California – 0.4%
Golden State Tobacco Securitization Corp. Series 2018A 5.00%, 06/01/2047	$875	$899,395

Colorado – 0.5%
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032	1,000	1,011,100

Connecticut – 0.6%
State of Connecticut Series 2015F 5.00%, 11/15/2032	1,000	1,184,640

Florida – 1.7%
County of Miami-Dade FL Aviation Revenue Series 2014 5.00%, 10/01/2027	3,000	3,442,170

Guam – 1.9%
Guam Government Waterworks Authority Series 2017 5.00%, 07/01/2040	1,525	1,767,444
Guam Power Authority Series 2017A 5.00%, 10/01/2036-10/01/2040	1,770	2,037,502
Territory of Guam 5.00%, 11/15/2031	100	105,084

		3,910,030

Illinois – 1.0%
Chicago Board of Education Series 2018A 5.00%, 12/01/2031	650	743,327
Illinois Finance Authority (Plymouth Place, Inc.) Series 2015 5.00%, 05/15/2037	1,050	1,075,536
Village of Bolingbrook IL (Village of Bolingbrook IL Sales Tax) Series 2005 6.25%, 01/01/2024	266	249,243

		2,068,106

Indiana – 0.1%
Indiana Finance Authority (RES Polyflow Indiana LLC) 7.00%, 03/01/2039(b)	270	253,792

Michigan – 0.9%
City of Detroit MI 5.00%, 04/01/2036	90	94,391
Michigan Public Power Agency Series 2012A 5.00%, 01/01/2032	1,605	1,683,180

		1,777,571

	Principal Amount (000)	U.S. $ Value

New Jersey – 0.7%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2029	$1,170	$1,359,458

New York – 0.1%
New York Transportation Development Corp. (American Airlines, Inc.) 5.375%, 08/01/2036	100	103,497

North Carolina – 0.8%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.70%, 07/01/2037	540	525,269
North Carolina Turnpike Authority Series 2017 5.00%, 01/01/2032	1,000	1,178,360

		1,703,629

Ohio – 0.3%
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016A 4.375%, 06/01/2033	600	604,500

Pennsylvania – 1.2%
City of Philadelphia PA AGM Series 2017A 5.00%, 08/01/2033	1,000	1,224,140
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/2034	1,140	1,302,393

		2,526,533

Puerto Rico – 1.9%
Puerto Rico Electric Power Authority AGM Series 2007V 5.25%, 07/01/2031	240	261,689
Puerto Rico Highway & Transportation Authority AGC Series 2005L 5.25%, 07/01/2041	160	172,118
AGC Series 2007C 5.50%, 07/01/2031	110	122,317
AGC Series 2007N 5.25%, 07/01/2034-07/01/2036	540	586,173
NATL Series 2005L 5.25%, 07/01/2035	105	107,094
NATL Series 2007N 5.25%, 07/01/2032	100	102,634

	Principal Amount (000)	U.S. $ Value

Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog) Series 2003 5.00%, 12/01/2020	$695	$698,774
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	640	660,800
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 07/01/2029	238	188,677
Series 2019A 4.329%, 07/01/2040	180	188,552
4.55%, 07/01/2040	22	23,374
5.00%, 07/01/2058	685	729,662

		3,841,864

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.00%, 12/01/2035(b)	310	296,434

Texas – 1.4%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(b)	540	570,877
North Texas Tollway Authority (North Texas Tollway System) Series 2015A 5.00%, 01/01/2034	1,000	1,161,680
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC) Series 2010 7.00%, 06/30/2040	1,090	1,095,232

		2,827,789

Wisconsin – 0.6%
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016B 5.00%, 12/01/2025	1,000	1,155,720

Total Municipal Obligations (cost $182,668,966)		194,048,657

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 4.5%
Investment Companies – 4.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.08%(c) (d) (e) (cost $9,356,527)	9,356,527	$9,356,527

Total Investments – 98.7% (cost $192,025,493)(f)		203,405,184
Other assets less liabilities – 1.3%		2,671,850

Net Assets – 100.0%		$206,077,034

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	5,260	01/15/2028	1.230%	CPI#	Maturity	$258,348	$—	$258,348
USD	3,970	01/15/2028	0.735%	CPI#	Maturity	359,535	—	359,535
USD	1,400	01/15/2030	1.587%	CPI#	Maturity	42,887	—	42,887
USD	1,400	01/15/2030	1.572%	CPI#	Maturity	45,204	—	45,204
USD	600	01/15/2030	1.731%	CPI#	Maturity	8,780	—	8,780
USD	600	01/15/2030	1.714%	CPI#	Maturity	9,920	—	9,920

						$724,674	$—	$724,674

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,695	02/06/2025	3 Month LIBOR	1.419%	Quarterly/ Semi-Annual	$85,547	$—	$85,547
USD	10,900	04/03/2034	3 Month LIBOR	3.276%	Quarterly/ Semi-Annual	3,590,371	—	3,590,371
USD	18,615	04/01/2039	3.022%	3 Month LIBOR	Semi-Annual/ Quarterly	(6,822,968)	—	(6,822,968)
USD	4,150	04/01/2039	0.834%	3 Month LIBOR	Semi-Annual/ Quarterly	117,697	—	117,697
USD	3,000	04/01/2039	0.930%	3 Month LIBOR	Semi-Annual/ Quarterly	32,153	—	32,153
USD	3,000	04/01/2039	0.780%	3 Month LIBOR	Semi-Annual/ Quarterly	112,804	(119)	112,923
USD	1,550	04/01/2039	1.442%	3 Month LIBOR	Semi-Annual/ Quarterly	(126,287)	—	(126,287)
USD	22,500	04/01/2044	3 Month LIBOR	3.081%	Quarterly/ Semi-Annual	10,164,441	—	10,164,441
USD	4,885	04/23/2049	2.801%	3 Month LIBOR	Semi-Annual/ Quarterly	(2,211,921)	—	(2,211,921)

						$4,941,837	$(119)	$4,941,956

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	6,825	09/20/2020	2.263%	CPI#	Maturity	$(131,784)	$—	$(131,784)
Barclays Bank PLC	USD	6,449	10/15/2020	2.208%	CPI#	Maturity	(105,917)	—	(105,917)
Barclays Bank PLC	USD	3,495	10/15/2020	2.210%	CPI#	Maturity	(57,580)	—	(57,580)
Citibank, NA	USD	4,690	10/17/2020	2.220%	CPI#	Maturity	(77,970)	—	(77,970)

							$(373,251)	$—	$(373,251)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	3,025	10/09/2029	1.120%	SIFMA*	Quarterly	$(168,383)	$—	$(168,383)
Citibank, NA	USD	3,025	10/09/2029	1.125%	SIFMA*	Quarterly	(169,906)	—	(169,906)

							$(338,289)	$—	$(338,289)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2020, the aggregate market value of these securities amounted to $4,215,694 or 2.0% of net assets.

(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of August 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $26,771,612 and gross unrealized depreciation of investments was $(10,436,831), resulting in net unrealized appreciation of $16,334,781.

As of August 31, 2020, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.3% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

AB Municipal Income Fund II

AB Massachusetts Portfolio

August 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$194,048,657	$—	$194,048,657
Short-Term Investments	9,356,527	—	—	9,356,527

Total Investments in Securities	9,356,527	194,048,657	—	203,405,184
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	724,674	—	724,674
Centrally Cleared Interest Rate Swaps	—	14,103,013	—	14,103,013
Liabilities:
Centrally Cleared Interest Rate Swaps	—	(9,161,176)	—	(9,161,176)
Inflation (CPI) Swaps	—	(373,251)	—	(373,251)
Interest Rate Swaps	—	(338,289)	—	(338,289)

Total	$9,356,527	$199,003,628	$—	$208,360,155

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2020 is as follows:

Portfolio	Market Value 05/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$8,789	$14,734	$14,166	$9,357	$3